Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10, Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

July 8, 2016

Kubota Credit Corporation, U.S.A. 3401 Del Amo Boulevard Torrance, California 90503

Independent Accountants’ Report
on Applying Agreed-Upon Procedures
Ladies and Gentlemen:
We have performed the procedures described below, which were agreed to by Kubota Credit Corporation, U.S.A. (the “Company”) and J.P. Morgan Securities LLC and MUFG Securities Americas Inc. (collectively, the Other Specified Parties and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of retail installment contracts  in  conjunction  with  the  proposed  offering  of  Kubota  Credit  Owner  Trust  2016-1  (the “Transaction”).

This  agreed-upon  procedures  engagement  was  conducted  in  accordance  with  attestation  standards established  by  the  American  Institute  of  Certified  Public  Accountants.    The  sufficiency  of  these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On May 26, 2016, representatives of the Company provided us with a listing of 39,394 retail installment contracts (the “Initial Contract Listing File”).  At the Company’s instruction, we randomly selected 125 retail installment contracts (the “Sample Contracts”) from the Initial Contract Listing File.

Further, on June 3, 2016, representatives of the Company provided us with a computer-generated retail installment contract data file and related record layout containing data, as represented to us by the Company, as of the close of business April 30, 2016, with respect to each of the 39,394 retail installment contracts set forth on the Initial Contract Listing File (the “Statistical Data File”).

At  your instruction, we performed certain comparisons and recomputations for each of the Sample Contracts relating to the retail installment contract characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Characteristics
1.   Loan identification number  (informational purposes only)
2.   Origination date
3.   Original interest rate
4.   Payment frequency
5.   Original principal balance
6.   Original (first) payment amount
7.   Original (first) payment date
8. Equipment use (new/used)* 9. Equipment type (agricultural/construction/turf)* 10. Credit bureau score 11. Customer name 12. Customer billing state 13. Original term to maturity
 *Based on the equipment with the largest sales price set forth on the Contract.

Member of Deloitte Touche Tohmatsu Limited

2
We compared Characteristics 2. through 9. to the corresponding information set forth on or derived from the Contract or Assumption Agreement (collectively, the “Contract”); Characteristic 10. to the “Credit Report;” and Characteristics 11. and 12. to the Contract and the “Security Interest Filing.”

We recalculated Characteristic 13. as the number of months between the (i) original (first) payment date (Characteristic 7. and as set forth on the Contract) and (ii) contract end date (as set forth on the Contract).

For purposes of our procedures and at your instruction:

●
with  respect  to  Characteristic  3.,  we  were  instructed  by  representatives  of  the  Company  to compare the original interest rate (as set forth on the Statistical Data File) to (i) the “annual percentage rate” (as set forth on the truth in lending disclosure statement section of the Contract) or (ii) the “contract rate” (as set forth on the Contract), if no truth in lending disclosure statement section was observed.

●
with respect to Characteristic 5., we were instructed by representatives of the Company to compare the original principal balance (as set forth on the Statistical Data File) to (i) the “amount financed” (as set forth on the truth in lending disclosure statement section of the Contract) or (ii) the “original principal balance” (as set forth on the Contract), if no truth in lending disclosure statement section was observed;

●
with respect to our comparison of Characteristics 9., an equipment type indicated on the Statistical Data File as (i) “agriculture” and a prefix of “BX,” “B,” “L” or “M” (as indicated on the Contract); (ii) “turf” and a prefix of “Z,” “F,” “T” or “GR” (as indicated on the Contract) and (iii) “construction” and a prefix of “KX,” “R,” “U” or “SVL” (as indicated on the Contract) are noted to be “in agreement;”

●
with respect to Characteristic 10., in those instances where we observed a credit bureau score for the lessee and co-signer on the Credit Report, we calculated the average of the two credit bureau scores set forth on the Credit Report and compared such amount to the corresponding information set forth on the Statistical Data File;

●
with respect to Characteristic 12., for the Sample Contract indicated in Appendix A, we noted a difference with respect to the customer billing state set forth on the Statistical Data File as compared to the customer billing state set forth on the Security Interest Filing. For this Sample Contract, we were instructed by representatives of the Company to perform an additional procedure and compare the customer billing state set forth on the Statistical Data File to the customer billing state set forth on the “System Screen Shot” provided by the Company. Such comparison was found to be in agreement; and

●
with respect to Characteristic 13., for the Sample Contracts that did not indicate a contract end date on the Contract, we were instructed by representatives of the Company to perform an additional procedure and compare the original term to maturity (as set forth on the Statistical Data File) to the “number of payments” (as set forth on the Contract). Such comparisons were found to be in agreement.

In addition to the procedures described above, for each of the Sample Contracts, we looked for the existence of or noted the following:

·●	the Contract included a signature in the space designated for the customer’s signature; and

·●
the Agreement to Provide Physical Damage Insurance, Collateral Physical Damage Installment Sales Policy - Certificate of Insurance or Election of Property Damage Insurance Form (collectively, the “Agreement to Provide Insurance”).

3
The retail installment contract documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics, were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documents. In addition, we make no representations as to whether the Contract Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Contract Documents, except as described in Appendix B. Supplemental information is contained on Appendix C.
******
We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the retail installment contracts underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the retail installment contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Statistical Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 8, 2016 (REDACTED).

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 12. for the following Sample Contract:

[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 8, 2016.

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	One difference in original (first) payment amount.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 8, 2016 (REDACTED)

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number 1	Sample Contract number [REDACTED]	Characteristic Original (first) payment amount	Characteristic set forth on the Statistical Data File $201.16	Characteristic set forth on the Contract $201.82

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.